Transactions with Related Parties, Sale of Vessel (Details) - Asset under Construction $ in Thousands	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Remaining commitment for new build	$ 20,510
Fair value of newbuild	$ 24,500